Common stock (Details Narrative)		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 11, 2024 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2025 € / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 € / shares	Oct. 11, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, issued			44,226,638		25,000,042	21,667,738			21,667,738
Common stock, shares, outstanding			44,226,638		25,000,042	21,667,738			21,667,738
Common stock, par value | (per share)			€ 0.002		$ 0.002	$ 0.002	€ 0.002		€ 0.002
Issued common shares		4,444,445
Options to purchase					1,885,625
Unsecured convertible loan					$ 46,392,310	$ 15,800,000			€ 12,629,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued common shares		14,782,149
RedCloud Technologies Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | € / shares								€ 0.001
Redeemable preference share	1		1					1
Redeemable preference par value | (per share)	$ 62.58		€ 50,000					€ 49,999.999
Common stock, shares, authorized	50,000,085							50,000,085
Options to purchase	5,038,667
Options to purchase	5,038,667
Unsecured convertible loan	$ 13,140,000							€ 10,500,000
Exchanged for ordinary shares	50,000,084
RedCloud Holdings plc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase	5,038,667
Options to purchase	5,038,667
Unsecured convertible loan	$ 13,140,000							€ 10,500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, issued					25,000,044	25,000,042			25,000,042
Common stock, shares, outstanding					25,000,044	25,000,042			25,000,042
Options to purchase				6,664,610	3,332,305	520,000